Quarterly Results Of Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Results Of Operations [Abstract]
Royalties	$ 4,536,000	$ 5,178,000	$ 7,306,000	$ 7,000,000	$ 8,184,000	$ 6,473,000	$ 6,543,000	$ 5,415,000	$ 24,020,334	$ 26,614,880	$ 20,633,285
Interest and other income	37,000	45,000	23,000	31,000	40,000	21,000	29,000	34,000
Total revenues	4,573,000	5,223,000	7,329,000	7,031,000	8,224,000	6,494,000	6,572,000	5,449,000	24,156,052	26,738,539	20,865,806
Expenses	1,020,000	956,000	1,050,000	1,062,000	980,000	838,000	919,000	954,000	4,087,619	3,690,728	3,396,964
Net income	$ 3,553,000	$ 4,267,000	$ 6,279,000	$ 5,969,000	$ 7,244,000	$ 5,656,000	$ 5,653,000	$ 4,495,000	$ 20,068,433	$ 23,047,811	$ 17,468,842
Earnings per share	$ 2.37	$ 2.84	$ 4.19	$ 3.98	$ 4.83	$ 3.77	$ 3.77	$ 3.00	$ 13.38	$ 15.37	$ 11.65